Impairment of non-current assets - Breakdown of oilfields impairment losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment of non-current assets
Impairment reversal (loss)	$ (890,248)	$ 438,020	$ (192,693)
Oilfields
Impairment of non-current assets
Impairment reversal (loss)	(888,156)	521,664	(123,652)
Oil fields in Colombia | Oilfields | Reversal
Impairment of non-current assets
Carrying amount	3,540,732	11,216,641	24,845,238
Recoverable amount	5,563,724	17,575,851	61,224,928
Impairment reversal (loss)	250,306	499,599	1,019,395
Oil fields in Colombia | Oilfields | Loss
Impairment of non-current assets
Carrying amount	4,870,976	239,046	2,439,799
Recoverable amount	3,732,514	136,698	1,423,561
Impairment reversal (loss)	$ (1,138,462)	(104,041)	(1,016,238)
Fields operated abroad | Oilfields | Loss
Impairment of non-current assets
Carrying amount		1,142,593	1,277,609
Recoverable amount		1,306,219	1,150,800
Impairment reversal (loss)		$ 126,106	$ (126,809)